Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Allowance for Doubtful Accounts [Member]	Dec. 31, 2012 Allowance for Doubtful Accounts [Member]	Dec. 31, 2011 Allowance for Doubtful Accounts [Member]	Dec. 31, 2012 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2013 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member]
2011
Balance at beginning of period	$ 28	$ 17	$ 16	$ 3	$ 22	$ 3
Charged to costs and expenses	37	25	20
Charged to other accounts		3		19
Deductions	(36)	(17)	(19)
Balance at end of period	$ 29	$ 28	$ 17	$ 22	$ 22	$ 3